Share-Based Compensation - Option Summary (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares) | shares	119,482
Weighted Average Remaining Contractual Term (years)	4 years 8 months 12 days
Weighted Average Exercise Price (per option) (in dollars per share)	$ 183.39
Number of Options Exercisable (in shares) | shares	65,237
Weighted Average Exercise Price (per option) (in dollars per share)	$ 159.93
$120.01 - $150.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, minimum (in dollars per share)	120.01
Exercise Price, maximum (in dollars per share)	$ 150.00
Number of Outstanding Options (in shares) | shares	40,781
Weighted Average Remaining Contractual Term (years)	4 years 6 months
Weighted Average Exercise Price (per option) (in dollars per share)	$ 137.28
Number of Options Exercisable (in shares) | shares	23,262
Weighted Average Exercise Price (per option) (in dollars per share)	$ 136.64
$150.01 - $180.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, minimum (in dollars per share)	150.01
Exercise Price, maximum (in dollars per share)	$ 180.00
Number of Outstanding Options (in shares) | shares	56,834
Weighted Average Remaining Contractual Term (years)	4 years 7 months 6 days
Weighted Average Exercise Price (per option) (in dollars per share)	$ 164.63
Number of Options Exercisable (in shares) | shares	33,833
Weighted Average Exercise Price (per option) (in dollars per share)	$ 155.35
$220.01 - $250.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, minimum (in dollars per share)	220.01
Exercise Price, maximum (in dollars per share)	$ 250.00
Number of Outstanding Options (in shares) | shares	21,867
Weighted Average Remaining Contractual Term (years)	5 years 2 months 12 days
Weighted Average Exercise Price (per option) (in dollars per share)	$ 245.10
Number of Options Exercisable (in shares) | shares	8,142
Weighted Average Exercise Price (per option) (in dollars per share)	$ 245.49